PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Securities 10.2%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2020-04A, Class A, 144A, 3 Month LIBOR + 2.210% (Cap N/A, Floor 2.210%)	2.434%(c)	04/20/28	23,000	$23,008,811
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.341(c)	07/15/31	5,000	5,001,465
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.475(c)	10/13/30	5,000	5,004,253
Apres Static CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.741(c)	04/15/28	13,735	13,735,034
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	1.521(c)	07/15/29	20,000	20,015,326
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.483(c)	07/16/29	39,428	39,431,477
Series 2016-07A, Class A1R, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	1.471(c)	11/27/31	40,742	40,749,673
Series 2018-11A, Class A1L, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.315(c)	07/26/31	10,000	9,981,870

Ballyrock CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 0.000%)	1.601(c)	07/15/32	35,000	35,030,180
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A1RR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.263(c)	07/17/28	3,937	3,939,050
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.262(c)	05/17/31	14,000	13,999,966
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.491(c)	10/15/30	15,000	15,001,116
Series 2020-21A, Class A1, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.941(c)	07/15/31	45,000	45,085,495

Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.161(c)	07/15/28	19,575	19,618,183

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	1.564%(c)	07/20/32	32,500	$32,528,379
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class A, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.924(c)	07/20/31	50,000	50,089,935
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.198(c)	04/24/31	18,150	18,112,422
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.353(c)	10/17/30	20,000	20,001,492
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.468(c)	10/24/30	14,000	14,002,344

Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29	10,000	10,000,562
Elmwood CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	1.674(c)	10/20/33	17,500	17,579,030
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)	1.131(c)	04/15/27	4,346	4,345,923
Greywolf CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	1.471(c)	10/15/29	30,000	30,005,322
Madison Park Funding Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.991(c)	04/15/29	10,300	10,294,439
Marathon CLO Ltd. (Cayman Islands), Series 2020-15A, Class A1S, 144A, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	1.932(c)	11/15/31	35,000	35,367,017
Marble Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class A, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	2.141(c)	10/15/31	41,750	42,035,365
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	1.344(c)	04/21/31	29,645	29,651,397
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	1.332(c)	02/20/31	15,000	15,004,472

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.474%(c)	10/12/30	42,093	$42,082,847
Northwoods Capital Ltd. (Cayman Islands), Series 2020-22A, Class A1, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.111(c)	09/01/31	18,000	18,156,202
Ocean Trails CLO Ltd. (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	1.118(c)	04/17/30	30,000	29,999,280
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	1.501(c)	07/15/30	40,000	40,006,928
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	1.274(c)	07/20/30	16,750	16,752,548
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.455(c)	10/30/30	34,622	34,613,928
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R3, 144A, 3 Month LIBOR + 1.000%	1.241(c)	05/21/29	74,250	74,277,554
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.324(c)	07/20/30	27,350	27,360,139
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	1.323(c)	07/16/31	45,000	45,001,161

Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	1.451(c)	10/15/30	14,921	14,924,373
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	1.473(c)	10/17/30	35,000	35,005,390
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	1.393(c)	07/25/31	21,000	21,000,017
Signal Peak CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	1.328(c)	04/25/31	10,000	10,000,512
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.464(c)	07/20/30	20,000	20,003,732

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)	1.847%(c)	10/20/31	16,000	$16,132,643
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.285(c)	01/26/31	10,000	10,002,624
Series 2013-03RA, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	1.373(c)	04/18/31	21,243	21,232,417
Series 2017-03A, Class A1R, 144A	—(p)	10/20/30	25,000	25,002,600

Telos CLO Ltd. (Cayman Islands), Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	1.523(c)	07/17/26	4,447	4,447,910
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	1.045(c)	04/26/28	42,045	42,044,550
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.558(c)	04/25/34	32,000	32,013,088
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	1.684(c)	07/20/32	20,000	20,101,634
Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)	1.248(c)	10/25/28	47,000	46,993,293
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A	0.000(cc)	10/20/28	25,000	24,999,050
Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	1.474(c)	01/20/32	9,000	9,004,837
York CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.669(c)	04/20/32	7,000	7,017,662
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	1.531(c)	04/15/30	24,432	24,434,285

Total Asset-Backed Securities (cost $1,327,280,819)				1,331,231,202
Commercial Mortgage-Backed Securities 2.0%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	66,200	67,902,101

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575%	08/10/49	12,800	$13,261,071
Commercial Mortgage Trust,
Series 2015-CR22, Class A3	3.207	03/10/48	27,750	28,187,939
Series 2015-DC01, Class A3	3.219	02/10/48	20,000	20,282,172

GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342	09/10/47	9,195	9,247,327
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49	45,920	49,577,483
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A3	2.523	08/15/49	16,726	16,804,748
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C029, Class A3	3.058	05/15/49	11,000	11,611,141
Series 2016-C032, Class ASB	3.514	12/15/49	7,000	7,550,423

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	7,575	8,098,628
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A2	3.531	07/15/46	9,558	9,576,878
Series 2015-NXS01, Class A3	3.058	05/15/48	5,791	5,838,162
Series 2016-BNK01, Class A2	2.399	08/15/49	10,500	10,765,039

Total Commercial Mortgage-Backed Securities (cost $258,559,793)				258,703,112
Corporate Bonds 85.3%
Aerospace & Defense 1.5%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750	10/11/21	5,936	6,065,572
Boeing Co. (The),
Sr. Unsec’d. Notes	1.167	02/04/23	30,000	30,125,277
Sr. Unsec’d. Notes	2.700	02/01/27	49,380	50,126,195
Sr. Unsec’d. Notes	4.508	05/01/23	20,000	21,426,813
Sr. Unsec’d. Notes(a)	4.875	05/01/25	22,970	25,594,813
Sr. Unsec’d. Notes	7.950	08/15/24	1,874	2,269,198

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.850	06/15/23	4,460	4,764,001
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	3.650	08/16/23	405	433,043
Sr. Unsec’d. Notes	3.700	12/15/23	4,380	4,709,052

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850%	06/15/26	30,500	$31,635,068
Teledyne Technologies, Inc., Sr. Unsec’d. Notes	2.250	04/01/28	15,000	14,929,879
				192,078,911
Agriculture 1.1%
Altria Group, Inc.,
Gtd. Notes	2.350	05/06/25	10,505	10,895,296
Gtd. Notes	4.400	02/14/26	3,101	3,488,391
BAT Capital Corp. (United Kingdom),
Gtd. Notes	3.222	08/15/24	7,250	7,726,246
Gtd. Notes	4.700	04/02/27	13,220	14,892,466
BAT International Finance PLC (United Kingdom),
Gtd. Notes	1.668	03/25/26	34,130	33,776,874
Gtd. Notes, 144A	3.950	06/15/25	3,000	3,281,473
Philip Morris International, Inc.,
Sr. Unsec’d. Notes	0.875	05/01/26	43,430	42,270,150
Sr. Unsec’d. Notes(a)	1.500	05/01/25	15,400	15,615,677

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	12,400	13,763,535
				145,710,108
Airlines 0.7%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	1,448	1,334,261
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	25	24,653
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	9,489	9,685,357
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	2,864	2,992,878
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes(a)	3.625	03/15/22	20,670	20,874,989
Sr. Unsec’d. Notes(a)	3.800	04/19/23	3,700	3,794,941
Southwest Airlines Co.,
Sr. Unsec’d. Notes(a)	4.750	05/04/23	20,965	22,635,797

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Southwest Airlines Co., (cont’d.)
Sr. Unsec’d. Notes	5.125%	06/15/27	14,215	$16,354,892
Sr. Unsec’d. Notes	5.250	05/04/25	13,915	15,831,053
				93,528,821
Apparel 0.5%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.500	11/01/24	12,191	12,774,898
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	35,190	35,760,909
Sr. Unsec’d. Notes	2.400	04/23/25	22,475	23,441,832
				71,977,639
Auto Manufacturers 4.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.500%	0.698(c)	08/13/21	7,247	7,258,520
Gtd. Notes, 144A	1.850	09/15/21	17,495	17,593,229
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.550	08/15/22	14,575	14,961,995
Gtd. Notes, 144A	3.700	05/04/23	25,000	26,540,174
Sr. Unsec’d. Notes, 144A	1.450	03/02/26	28,345	28,113,956
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.087	01/09/23	17,580	17,870,092
Sr. Unsec’d. Notes	3.339	03/28/22	34,510	34,937,543
Sr. Unsec’d. Notes	3.350	11/01/22	13,590	13,847,969
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	1,900	2,000,237
General Motors Co.,
Sr. Unsec’d. Notes	5.400	10/02/23	7,750	8,589,974
Sr. Unsec’d. Notes	6.800	10/01/27	9,780	12,159,634
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	06/30/22	21,060	21,648,508
Gtd. Notes	3.250	01/05/23	5,500	5,728,683
Gtd. Notes	3.700	05/09/23	10,025	10,565,293
Gtd. Notes	3.950	04/13/24	20,000	21,561,582
Sr. Unsec’d. Notes, SOFR + 1.200%	1.216(c)	11/17/23	14,355	14,534,935
Sr. Unsec’d. Notes(a)	1.250	01/08/26	39,885	39,147,409
Sr. Unsec’d. Notes	1.700	08/18/23	20,255	20,646,424
Sr. Unsec’d. Notes	2.750	06/20/25	24,790	25,863,900
Sr. Unsec’d. Notes	2.900	02/26/25	4,580	4,812,118
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A(a)	3.043	09/15/23	14,985	15,687,721

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Nissan Motor Co. Ltd. (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.522%	09/17/25	4,000	$4,237,901

Stellantis NV, Sr. Unsec’d. Notes	5.250	04/15/23	53,358	57,767,217
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	2.900(cc)	10/24/25	10,000	10,876,876
Sr. Unsec’d. Notes, MTN(a)	0.800	10/16/25	63,290	62,212,927

Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	0.750	11/23/22	20,310	20,379,186
				519,544,003
Auto Parts & Equipment 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes, 144A	5.000	10/01/25	32,277	37,254,491
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	6,897	7,076,970
				44,331,461
Banks 23.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	1.344(c)	04/12/23	6,200	6,283,706
Sr. Unsec’d. Notes	1.849	03/25/26	19,600	19,561,288
Sr. Unsec’d. Notes	3.125	02/23/23	6,600	6,904,457
Sr. Unsec’d. Notes	3.500	04/11/22	13,600	14,006,372
Sr. Unsec’d. Notes	3.848	04/12/23	10,000	10,627,135
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	3,685	3,906,248
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	12,815	12,856,128
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	12,601	13,112,670
Sr. Unsec’d. Notes, MTN	0.981(ff)	09/25/25	29,920	29,830,730
Sr. Unsec’d. Notes, MTN	1.197(ff)	10/24/26	56,790	56,017,022
Sr. Unsec’d. Notes, MTN(a)	1.319(ff)	06/19/26	49,540	49,368,808
Sr. Unsec’d. Notes, MTN	2.015(ff)	02/13/26	49,585	50,820,118
Sr. Unsec’d. Notes, MTN(a)	2.456(ff)	10/22/25	22,420	23,489,436
Sr. Unsec’d. Notes, MTN	3.124(ff)	01/20/23	42,000	42,894,099
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	41,821	44,125,680
Sr. Unsec’d. Notes, MTN	3.864(ff)	07/23/24	35,000	37,480,105
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	26,020	26,101,110
Sub. Notes, MTN	4.000	01/22/25	8,680	9,494,909
Sub. Notes, MTN	4.200	08/26/24	20,000	22,047,730
Sub. Notes, Series L, MTN	3.950	04/21/25	11,000	12,058,724

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	1.600%	04/24/25	26,025	$26,508,837
Banque Federative du Credit Mutuel SA (France), Sr. Unsec’d. Notes, 144A(a)	3.750	07/20/23	12,555	13,455,637
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	2.852(ff)	05/07/26	6,840	7,154,487
Sr. Unsec’d. Notes	3.200	08/10/21	8,000	8,078,809
Sr. Unsec’d. Notes(a)	3.684	01/10/23	42,770	43,750,874
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	23,676	25,567,977
Sr. Unsec’d. Notes, MTN	4.338(ff)	05/16/24	5,124	5,488,008
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	14,800	14,487,932
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	4,580	4,695,655
Sr. Unsec’d. Notes, 144A	2.819(ff)	11/19/25	10,245	10,781,937
Sr. Unsec’d. Notes, 144A(a)	3.375	01/09/25	27,787	29,825,813
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	11,006	11,311,594
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	15,075	15,572,026
Sr. Unsec’d. Notes, 144A	4.000	09/12/23	6,390	6,894,024
Sr. Unsec’d. Notes, 144A, MTN	2.750	01/11/23	36,480	37,915,636
Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	4,002,434
Sub. Notes, 144A, MTN	5.700	10/22/23	10,000	11,169,264
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%	4.289(c)	05/17/21(oo)	19,535	19,508,363
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	26,892,489
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	15,000	15,129,089
Sr. Unsec’d. Notes(a)	1.122(ff)	01/28/27	58,200	56,892,307
Sr. Unsec’d. Notes	2.750	04/25/22	26,030	26,646,480
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	14,860	15,304,842
Sr. Unsec’d. Notes	3.142(ff)	01/24/23	11,311	11,545,188
Sr. Unsec’d. Notes	3.352(ff)	04/24/25	33,180	35,490,484
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	8,140	8,726,582
Sr. Unsec’d. Notes	4.500	01/14/22	12,400	12,802,835
Sub. Notes	4.300	11/20/26	8,158	9,131,107

Citizens Bank NA, Sr. Unsec’d. Notes	3.250	02/14/22	11,250	11,504,759
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	9,015	8,813,699
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	7,005	7,105,484
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes	2.950	04/09/25	18,380	19,455,614
Sr. Unsec’d. Notes	3.000	10/29/21	18,996	19,277,479

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes(a)	3.800%	06/09/23	25,000	$26,532,876
Sr. Unsec’d. Notes, 144A	1.305(ff)	02/02/27	12,675	12,259,194
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,297,143
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	19,500	20,216,827

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.450	04/16/21	5,000	5,004,295
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A(a)	1.171(ff)	12/08/23	16,640	16,722,936
Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	2,050	2,024,796
Sr. Unsec’d. Notes, 144A	3.001(ff)	09/20/22	15,370	15,526,417
Sr. Unsec’d. Notes, 144A	5.000(ff)	01/12/23	5,200	5,370,431
Sr. Unsec’d. Notes, 144A(a)	5.375	01/12/24	10,000	11,149,877
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	1.686	03/19/26	11,140	11,118,900
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,935	1,938,737
Sr. Unsec’d. Notes	3.950	02/27/23	19,320	20,381,193
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	13,895	13,933,259
Sr. Unsec’d. Notes, Series D	5.000	02/14/22	10,350	10,719,474
Discover Bank,
Sr. Unsec’d. Notes(a)	2.450	09/12/24	7,500	7,855,564
Sr. Unsec’d. Notes	3.350	02/06/23	9,710	10,167,142

First Horizon Corp., Sr. Unsec’d. Notes(a)	3.550	05/26/23	26,450	27,922,068
FNB Corp., Sr. Unsec’d. Notes	2.200	02/24/23	11,845	12,065,233
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, SOFR + 0.790%	0.801(c)	12/09/26	28,200	28,028,049
Sr. Unsec’d. Notes(a)	1.093(ff)	12/09/26	28,400	27,813,658
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	51,705	51,204,766
Sr. Unsec’d. Notes	2.908(ff)	06/05/23	48,970	50,278,299
Sr. Unsec’d. Notes	3.000	04/26/22	39,760	39,821,268
Sr. Unsec’d. Notes, EMTN	3.000(cc)	05/31/24	5,000	5,421,989
Sr. Unsec’d. Notes, MTN	2.905(ff)	07/24/23	25,800	26,565,456
Sub. Notes	5.950	01/15/27	13,224	15,969,353

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.803(ff)	03/11/25	29,160	31,440,512
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550	04/09/24	5,400	5,810,207
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A	3.250	09/23/24	17,300	18,432,120

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy), (cont’d.)
Sr. Unsec’d. Notes, 144A	3.375%	01/12/23	31,245	$32,577,446
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	11/01/22(oo)	11,600	11,459,825
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,988,375
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%(a)	3.682(c)	07/30/21(oo)	6,846	6,823,467
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	5,170,627
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%(a)	3.558(c)	07/01/21(oo)	20,000	19,843,275
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	19,504,565
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	59,970	58,619,101
Sr. Unsec’d. Notes	2.005(ff)	03/13/26	25,000	25,697,286
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	25,345,441
Sr. Unsec’d. Notes	2.301(ff)	10/15/25	34,120	35,575,926
Sr. Unsec’d. Notes	3.559(ff)	04/23/24	48,980	51,903,901
Sr. Unsec’d. Notes	3.797(ff)	07/23/24	25,000	26,775,209
Sr. Unsec’d. Notes	4.023(ff)	12/05/24	25,230	27,375,437
Sub. Notes	3.375	05/01/23	10,000	10,580,195
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.326(ff)	06/15/23	15,410	15,556,915
Sr. Unsec’d. Notes(a)	2.438(ff)	02/05/26	22,615	23,475,711
Sr. Unsec’d. Notes	2.907(ff)	11/07/23	21,300	22,048,499
Sr. Unsec’d. Notes(a)	3.870(ff)	07/09/25	9,165	9,970,959
Sr. Unsec’d. Notes(a)	3.900	03/12/24	4,765	5,170,246
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	2.193	02/25/25	22,430	23,090,151
Sr. Unsec’d. Notes	3.455	03/02/23	15,000	15,816,814
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes(a)	0.849(ff)	09/08/24	23,245	23,287,870
Sr. Unsec’d. Notes	1.241(ff)	07/10/24	36,740	37,116,373
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	3.851(c)	07/15/21(oo)	17,375	17,360,640
Jr. Sub. Notes, Series J, 3 Month LIBOR + 3.810%	4.051(c)	04/15/21(oo)	4,700	4,701,597
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	49,655,171
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	49,430	52,434,308
Sr. Unsec’d. Notes, MTN	0.560(ff)	11/10/23	32,670	32,701,035
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	15,750	16,610,987
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	15,577	15,994,766
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	24,110	26,336,216
Sub. Notes, GMTN	4.350	09/08/26	2,500	2,822,507
Sub. Notes, MTN	4.100	05/22/23	35,000	37,431,024

National Securities Clearing Corp., Sr. Unsec’d. Notes, 144A	1.200	04/23/23	23,855	24,212,335

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875%	09/12/23	15,672	$16,806,708
Sr. Unsec’d. Notes	4.269(ff)	03/22/25	12,290	13,410,730
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	6,800	7,347,582

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	24,070	25,182,279
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A	0.750	08/28/25	14,855	14,544,352
Sr. Unsec’d. Notes, 144A(a)	1.000	06/09/23	12,590	12,730,673

PNC Bank NA, Sub. Notes	2.950	01/30/23	4,575	4,770,403
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	1.150	06/10/25	39,830	39,806,095
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	3.050	03/25/22	21,200	21,771,398
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25	23,170	24,025,793
Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	29,090	31,371,102
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.348	01/15/25	17,590	18,254,771
Sr. Unsec’d. Notes	2.696	07/16/24	31,828	33,643,293
Sr. Unsec’d. Notes	3.102	01/17/23	7,795	8,157,941

Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	1.300	06/02/23	18,270	18,560,817
Toronto-Dominion Bank (The) (Canada), Sr. Unsec’d. Notes, MTN	2.650	06/12/24	12,290	13,037,551
Truist Bank, Sr. Unsec’d. Notes	1.500	03/10/25	11,000	11,180,334
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	5,500	5,763,457
Jr. Sub. Notes, Series P	4.950(ff)	09/01/25(oo)	4,500	4,868,110
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	21,325	21,439,035
Sr. Unsec’d. Notes, 144A	2.650	02/01/22	19,030	19,390,137
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	21,667	22,368,931

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	6,745	6,777,128
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	1.654(ff)	06/02/24	37,871	38,708,987
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	98,430	101,530,470

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.196%(ff)	06/17/27	45,795	$49,082,098
Sr. Unsec’d. Notes, MTN	3.750	01/24/24	9,200	9,947,889
				3,030,378,523
Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.150	01/23/25	15,870	17,627,241
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	23,575	24,505,993
Gtd. Notes, 144A	4.450	05/15/25	16,700	18,576,412
Constellation Brands, Inc.,
Gtd. Notes	2.700	05/09/22	3,435	3,510,772
Gtd. Notes	4.750	11/15/24	8,215	9,300,114
Keurig Dr. Pepper, Inc.,
Gtd. Notes	4.057	05/25/23	2,012	2,158,302
Gtd. Notes	4.417	05/25/25	5,745	6,445,351
				82,124,185
Building Materials 0.5%
Carrier Global Corp., Sr. Unsec’d. Notes	2.242	02/15/25	38,920	40,331,252
Lennox International, Inc.,
Gtd. Notes	1.350	08/01/25	6,120	6,088,758
Gtd. Notes	1.700	08/01/27	2,530	2,493,570

Owens Corning, Sr. Unsec’d. Notes	3.400	08/15/26	18,329	19,846,282
				68,759,862
Chemicals 2.0%
Celanese US Holdings LLC, Gtd. Notes	4.625	11/15/22	8,900	9,444,673
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26	8,000	8,998,955
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	5.125	04/01/25	25,000	28,540,097
Dow Chemical Co. (The),
Sr. Unsec’d. Notes(a)	3.500	10/01/24	6,179	6,672,913
Sr. Unsec’d. Notes	3.625	05/15/26	8,208	9,002,171

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

DuPont de Nemours, Inc., Sr. Unsec’d. Notes(a)	4.205%	11/15/23	30,640	$33,261,898
Eastman Chemical Co.,
Sr. Unsec’d. Notes	3.500	12/01/21	10,245	10,452,029
Sr. Unsec’d. Notes	7.250	01/15/24	7,000	8,153,513

FMC Corp., Sr. Unsec’d. Notes	3.200	10/01/26	14,160	15,239,063
LYB International Finance III LLC,
Gtd. Notes, 3 Month LIBOR + 1.000%	1.202(c)	10/01/23	17,600	17,645,308
Gtd. Notes	1.250	10/01/25	15,245	15,066,020
Gtd. Notes	2.875	05/01/25	5,290	5,592,919

Mosaic Co. (The), Sr. Unsec’d. Notes(a)	3.250	11/15/22	43,215	44,917,985
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.500	06/01/23	6,000	6,324,154
Sr. Unsec’d. Notes	3.625	03/15/24	6,450	6,935,222

Nutrition & Biosciences, Inc., Gtd. Notes, 144A	1.832	10/15/27	14,385	14,075,848
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24	14,245	15,104,406
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750	06/01/22	1,076	1,101,652
Westlake Chemical Corp., Sr. Unsec’d. Notes	3.600	07/15/22	10,000	10,277,523
				266,806,349
Commercial Services 2.4%
Equifax, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/21	6,100	6,108,689
Sr. Unsec’d. Notes	2.600	12/01/24	3,975	4,199,584
Sr. Unsec’d. Notes	2.600	12/15/25	7,000	7,355,824
Sr. Unsec’d. Notes	3.950	06/15/23	13,415	14,364,894
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.600	12/01/21	25,000	25,318,515
Gtd. Notes, 144A	2.700	11/01/23	14,985	15,719,994
Gtd. Notes, 144A	3.300	12/01/26	9,230	10,007,889
Gtd. Notes, 144A	3.800	11/01/25	19,523	21,474,052

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	17,113,653
IHS Markit Ltd.,
Gtd. Notes, 144A	4.750	02/15/25	20,739	23,186,973

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
IHS Markit Ltd., (cont’d.)
Gtd. Notes, 144A	5.000%	11/01/22	15,876	$16,763,471
Sr. Unsec’d. Notes	3.625	05/01/24	12,500	13,434,916
Sr. Unsec’d. Notes	4.125	08/01/23	6,260	6,722,634

Leland Stanford Junior University (The), Unsec’d. Notes	1.289	06/01/27	12,495	12,471,121
Moody’s Corp., Sr. Unsec’d. Notes	3.750	03/24/25	68,500	74,961,569
RELX Capital, Inc. (United Kingdom), Gtd. Notes(a)	3.500	03/16/23	6,240	6,573,822
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	4.000	06/15/25	16,325	18,011,172
Sr. Unsec’d. Notes	4.125	09/12/22	5,899	6,191,646
Sr. Unsec’d. Notes	5.800	05/01/21	15,042	15,099,814
				315,080,232
Computers 1.5%
Apple, Inc.,
Sr. Unsec’d. Notes(a)	1.125	05/11/25	40,000	40,268,656
Sr. Unsec’d. Notes	3.000	02/09/24	13,990	14,936,952
Sr. Unsec’d. Notes	3.350	02/09/27	7,000	7,695,173

Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A(a)	5.850	07/15/25	22,500	26,237,570
Genpact Luxembourg Sarl,
Gtd. Notes	3.375	12/01/24	21,970	23,674,428
Gtd. Notes	3.700	04/01/22	6,110	6,271,257

Genpact Luxembourg SARL/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	15,895	15,783,906
International Business Machines Corp., Sr. Unsec’d. Notes	1.700	05/15/27	22,200	22,175,643
Leidos, Inc.,
Gtd. Notes, 144A	2.950	05/15/23	7,040	7,360,240
Gtd. Notes, 144A	3.625	05/15/25	8,205	8,905,400

NetApp, Inc., Sr. Unsec’d. Notes(a)	1.875	06/22/25	18,920	19,342,238
				192,651,463
Diversified Financial Services 1.7%
Ameriprise Financial, Inc., Sr. Unsec’d. Notes	3.000	04/02/25	11,305	12,057,621

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875%	05/01/24	33,750	$37,296,479
Charles Schwab Corp. (The), Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)	12,500	13,819,200
Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	3.000(cc)	06/12/24	3,870	4,207,398
Intercontinental Exchange, Inc., Sr. Unsec’d. Notes	0.700	06/15/23	22,050	22,118,480
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23	10,073	10,934,740
Jefferies Group LLC, Sr. Unsec’d. Notes	5.125	01/20/23	25,625	27,647,373
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.851	07/16/25	16,065	16,029,585
Sr. Unsec’d. Notes	2.648	01/16/25	17,985	18,577,002
Visa, Inc.,
Sr. Unsec’d. Notes	1.900	04/15/27	10,360	10,615,342
Sr. Unsec’d. Notes	3.150	12/14/25	7,000	7,629,809

Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	45,050	43,949,874
				224,882,903
Electric 8.5%
Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23	20,000	20,281,916
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	18,292,658
Gtd. Notes, 144A	3.750	06/15/23	24,100	25,617,363

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	18,099,172
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series I	3.650	12/01/21	9,765	9,974,374
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	6,474,619
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	15,267,211

Berkshire Hathaway Energy Co., Sr. Unsec’d. Notes(a)	4.050	04/15/25	33,010	36,559,547
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	8,058,832
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/22	12,160	12,484,670

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
CenterPoint Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.500%	09/01/24	21,620	$22,666,592
Sr. Unsec’d. Notes	3.600	11/01/21	15,330	15,615,232

Cleveland Electric Illuminating Co. (The), First Mortgage	5.500	08/15/24	5,925	6,753,143
CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27	2,445	2,583,369
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	16,755	16,776,739
Dominion Energy, Inc.,
Jr. Sub. Notes	3.071	08/15/24	13,520	14,426,539
Jr. Sub. Notes	4.104	04/01/21	22,500	22,500,000
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	35,129	36,963,132
Sr. Unsec’d. Notes, 144A	2.450	01/15/23	10,000	10,348,401
Sr. Unsec’d. Notes, Series B	2.750	09/15/22	10,000	10,263,344
Sr. Unsec’d. Notes, Series C	2.000	08/15/21	13,955	14,018,866
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250	11/01/22	20,000	20,533,028
Sr. Unsec’d. Notes, Series C	2.529	10/01/24	38,222	40,148,235
Sr. Unsec’d. Notes, Series D	3.700	08/01/23	6,650	7,091,421
Sr. Unsec’d. Notes, Series F	1.050	06/01/25	41,902	41,472,525

Duke Energy Corp., Sr. Unsec’d. Notes	1.800	09/01/21	15,715	15,787,429
Duke Energy Progress LLC, First Mortgage	3.375	09/01/23	6,690	7,129,988
Edison International, Sr. Unsec’d. Notes	4.950	04/15/25	28,800	32,180,128
Emera US Finance LP (Canada), Gtd. Notes	2.700	06/15/21	32,535	32,614,938
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	10,890	11,331,619
Gtd. Notes, 144A	2.875	05/25/22	23,170	23,774,328
Entergy Corp.,
Sr. Unsec’d. Notes	0.900	09/15/25	32,125	31,396,403
Sr. Unsec’d. Notes	4.000	07/15/22	10,493	10,897,476

Entergy Gulf States Louisiana LLC, First Mortgage	5.590	10/01/24	3,601	4,171,610
Evergy Metro, Inc., Sec’d. Notes	3.650	08/15/25	15,750	17,236,839
Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	2,330	2,487,409

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Exelon Corp.,
Jr. Sub. Notes	3.497%	06/01/22	90,279	$93,109,226
Sr. Unsec’d. Notes	2.450	04/15/21	4,940	4,942,114

FirstEnergy Corp., Sr. Unsec’d. Notes, Series A	3.350	07/15/22	25,000	25,431,246
Georgia Power Co., Sr. Unsec’d. Notes(a)	5.750	04/15/23	2,000	2,168,433
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	3.700	09/01/24	8,035	8,681,071
MidAmerican Energy Co., First Mortgage	3.100	05/01/27	2,000	2,171,409
Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	4,236	4,566,398
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	2.800	01/15/23	14,510	15,076,530
Gtd. Notes	3.150	04/01/24	17,375	18,530,872

NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	9,285	9,948,542
Pacific Gas & Electric Co.,
First Mortgage, 3 Month LIBOR + 1.375%	1.573(c)	11/15/21	27,770	27,815,632
First Mortgage	1.750	06/16/22	27,200	27,237,671

Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25	38,970	38,829,553
PSEG Power LLC, Gtd. Notes	3.850	06/01/23	15,435	16,483,567
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	26,665	26,043,067
Sr. Unsec’d. Notes	2.875	06/15/24	14,045	14,912,027
Puget Energy, Inc.,
Sr. Sec’d. Notes	5.625	07/15/22	2,500	2,625,023
Sr. Sec’d. Notes	6.000	09/01/21	10,446	10,668,771

Sempra Energy, Sr. Unsec’d. Notes	2.900	02/01/23	17,000	17,689,700
Southern California Edison Co., First Mortgage, Series D	3.400	06/01/23	36,132	38,142,952
Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	18,625	18,082,311

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050%	03/15/25	5,897	$6,313,414
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	30,525	31,928,735
				1,103,677,359
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	16,030	17,127,725
Foods 1.1%
Campbell Soup Co., Sr. Unsec’d. Notes	3.950	03/15/25	14,769	16,237,404
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26	62,344	65,667,899
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700	08/15/22	23,140	23,813,679
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A(a)	2.650	10/03/21	17,035	17,161,238
Sysco Corp., Gtd. Notes	5.650	04/01/25	8,820	10,261,599
Tyson Foods, Inc., Sr. Unsec’d. Notes(a)	3.900	09/28/23	4,320	4,658,457
				137,800,276
Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	1.750	09/30/25	23,870	24,280,366
Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	16,559	17,995,947
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	5,463,693

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	0.700	03/02/23	15,430	15,428,211
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	10,521,863
NiSource, Inc., Sr. Unsec’d. Notes	0.950	08/15/25	29,120	28,561,600
				77,971,314

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Products 0.2%
Boston Scientific Corp.,
Sr. Unsec’d. Notes	3.450%	03/01/24	18,915	$20,306,725
Sr. Unsec’d. Notes	4.125	10/01/23	7,000	7,531,814
				27,838,539
Healthcare-Services 1.8%
Aetna, Inc., Sr. Unsec’d. Notes	2.800	06/15/23	41,379	43,170,858
Anthem, Inc.,
Sr. Unsec’d. Notes	2.950	12/01/22	22,580	23,469,286
Sr. Unsec’d. Notes	3.700	08/15/21	14,150	14,198,942

Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,763,485
CommonSpirit Health, Sr. Sec’d. Notes	2.760	10/01/24	23,576	24,999,302
HCA, Inc.,
Sr. Sec’d. Notes	4.750	05/01/23	28,949	31,240,477
Sr. Sec’d. Notes	5.000	03/15/24	17,500	19,493,160
Sr. Sec’d. Notes	5.250	04/15/25	9,400	10,745,481

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,411,395
Humana, Inc., Sr. Unsec’d. Notes	3.850	10/01/24	3,500	3,822,669
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	2.300	12/01/24	15,525	16,221,209
Sr. Unsec’d. Notes	3.250	09/01/24	3,935	4,214,694

PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,580,482
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450	06/01/26	6,256	6,812,696
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	2.375	01/28/27	10,800	11,314,673
Sutter Health, Unsec’d. Notes, Series 20A	1.321	08/15/25	11,250	11,203,704
				233,662,513

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders 0.3%
D.R. Horton, Inc., Gtd. Notes	2.500%	10/15/24	20,165	$21,211,934
Lennar Corp., Gtd. Notes	4.125	01/15/22	15,600	15,887,873
				37,099,807
Home Furnishings 0.5%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A	2.536	07/19/22	29,325	30,016,018
Sr. Unsec’d. Notes, 144A	2.679	07/19/24	27,540	29,094,765
				59,110,783
Household Products/Wares 0.1%
Church & Dwight Co., Inc., Sr. Unsec’d. Notes	2.450	08/01/22	13,840	14,188,823
Housewares 0.5%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.000	06/15/22	10,895	11,190,490
Sr. Unsec’d. Notes	4.350	04/01/23	30,200	31,833,903
Sr. Unsec’d. Notes	4.700	04/01/26	15,075	16,625,950
Sr. Unsec’d. Notes(a)	4.875	06/01/25	2,500	2,759,881
				62,410,224
Insurance 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900	04/01/26	8,610	9,504,118
Sr. Unsec’d. Notes	4.125	02/15/24	4,640	5,080,775
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.450	08/15/27	5,155	5,626,203
Sr. Unsec’d. Notes	3.950	05/15/24	10,034	10,899,435

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	17,200	16,914,673
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.250	06/15/23	14,168	15,298,446
Gtd. Notes, 144A	5.000	06/01/21	10,554	10,627,344

Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22	2,510	2,642,170
Principal Financial Group, Inc., Gtd. Notes	3.125	05/15/23	3,500	3,693,404

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	0.875%	01/12/26	22,970	$22,354,040
Protective Life Global Funding, Sec’d. Notes, 144A	1.082	06/09/23	20,125	20,386,555
Trinity Acquisition PLC, Gtd. Notes	3.500	09/15/21	9,895	9,998,753
Unum Group, Sr. Unsec’d. Notes	4.000	03/15/24	29,359	31,908,296
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625	03/15/22	16,075	16,716,998
				181,651,210
Internet 0.3%
Amazon.com, Inc., Sr. Unsec’d. Notes(a)	1.200	06/03/27	22,935	22,456,732
Expedia Group, Inc., Gtd. Notes, 144A	4.625	08/01/27	14,500	16,118,450
				38,575,182
Iron/Steel 0.3%
Reliance Steel & Aluminum Co., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	9,040,127
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	1.650	10/15/27	7,750	7,598,165
Sr. Unsec’d. Notes	2.400	06/15/25	3,100	3,233,825
Sr. Unsec’d. Notes	2.800	12/15/24	16,543	17,535,418
				37,407,535
Lodging 0.7%
Genting New York LLC/GENNY Capital, Inc., Sr. Unsec’d. Notes, 144A	3.300	02/15/26	1,750	1,743,574
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.200	08/08/24	19,205	20,023,895
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.300	01/15/22	36,420	36,794,385
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	9,250	10,598,639
Sr. Unsec’d. Notes, Series N	3.125	10/15/21	2,723	2,740,244

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

MGM Resorts International, Gtd. Notes	6.000%	03/15/23	3,000	$3,214,633
Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	4.600	08/08/23	10,800	11,548,844
				86,664,214
Machinery-Diversified 0.5%
John Deere Capital Corp., Sr. Unsec’d. Notes	3.650	10/12/23	1,860	2,009,428
Otis Worldwide Corp., Sr. Unsec’d. Notes	2.293	04/05/27	13,945	14,316,043
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	4,246,128
Gtd. Notes	3.450	11/15/26	25,396	27,393,611
Gtd. Notes	4.375	08/15/23	1,720	1,836,748
Gtd. Notes	4.400	03/15/24	3,900	4,241,060
Gtd. Notes	4.950	09/15/28	8,770	9,996,737
				64,039,755
Media 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.464	07/23/22	49,305	51,405,497
Sr. Sec’d. Notes	4.908	07/23/25	42,252	47,950,596
Comcast Corp.,
Gtd. Notes(a)	3.375	08/15/25	6,908	7,527,615
Gtd. Notes	3.700	04/15/24	11,340	12,373,666
Gtd. Notes	3.950	10/15/25	23,007	25,703,874
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	25,568	27,308,563
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	17,183	18,522,063
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	520	564,195
ViacomCBS, Inc.,
Jr. Sub. Notes(a)	5.875(ff)	02/28/57	5,449	5,540,736
Sr. Unsec’d. Notes	3.500	01/15/25	5,000	5,370,575
Sr. Unsec’d. Notes	4.750	05/15/25	41,757	47,213,449
				249,480,829

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.3%
Kinross Gold Corp. (Canada), Gtd. Notes	5.950%	03/15/24	5,758	$6,477,282
Newmont Corp.,
Gtd. Notes	3.625	06/09/21	10,112	10,115,640
Gtd. Notes	3.700	03/15/23	723	759,736
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	3.750	02/01/23	8,065	8,320,395
Sr. Unsec’d. Notes	4.750	01/15/22	14,157	14,394,594

Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	2,111,630
				42,179,277
Miscellaneous Manufacturing 0.9%
General Electric Co., Sr. Unsec’d. Notes(a)	3.450	05/01/27	16,665	18,098,405
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	17,757,328
Pentair Finance Sarl, Gtd. Notes	3.150	09/15/22	25,000	25,402,615
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A	1.200	03/11/26	25,200	24,911,720
Gtd. Notes, 144A	1.700	03/11/28	20,000	19,676,643
Textron, Inc.,
Sr. Unsec’d. Notes	3.650	03/15/27	5,946	6,426,237
Sr. Unsec’d. Notes	3.875	03/01/25	2,750	2,973,701
				115,246,649
Oil & Gas 3.5%
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A	3.000	01/15/25	34,734	35,932,585
BG Energy Capital PLC (United Kingdom), Gtd. Notes, 144A	4.000	10/15/21	4,000	4,077,247
BP Capital Markets America, Inc.,
Gtd. Notes	2.112	09/16/21	14,660	14,754,245
Gtd. Notes	3.790	02/06/24	10,800	11,718,222

Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	11,400	11,833,672
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.000	08/15/22	6,555	6,705,168
Sr. Unsec’d. Notes(a)	3.800	09/15/23	5,948	6,285,460

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes(a)	3.800%	06/01/24	29,715	$30,438,735
Gtd. Notes	4.500	04/15/23	5,035	5,205,539
Diamondback Energy, Inc.,
Gtd. Notes	0.900	03/24/23	12,575	12,582,465
Gtd. Notes	2.875	12/01/24	57,275	60,431,167

Exxon Mobil Corp., Sr. Unsec’d. Notes	2.992	03/19/25	20,000	21,435,458
Helmerich & Payne, Inc., Sr. Unsec’d. Notes	4.650	03/15/25	13,715	15,073,906
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.950	04/15/22	7,850	8,031,238
Sr. Unsec’d. Notes	4.000	04/15/24	5,225	5,589,259
Marathon Oil Corp.,
Sr. Unsec’d. Notes	2.800	11/01/22	2,848	2,937,536
Sr. Unsec’d. Notes	3.850	06/01/25	16,076	17,250,901

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,869,458
Occidental Petroleum Corp., Sr. Unsec’d. Notes	5.119(s)	10/10/36	36,950	18,790,550
Ovintiv Exploration, Inc.,
Gtd. Notes	5.375	01/01/26	5,500	6,060,372
Gtd. Notes(a)	5.625	07/01/24	36,000	39,546,466
Gtd. Notes	5.750	01/30/22	2,912	3,007,259

Parsley Energy LLC/Parsley Finance Corp., Gtd. Notes, 144A	5.625	10/15/27	22,598	24,369,950
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.490	01/23/27	18,100	18,920,936
Gtd. Notes	6.840	01/23/30	31,103	31,529,527

Phillips 66, Gtd. Notes(a)	3.850	04/09/25	1,835	2,009,732
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	0.750	01/15/24	16,015	15,982,100
Sr. Unsec’d. Notes	1.125	01/15/26	10,955	10,770,930
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	2.150	09/15/27	8,120	7,975,203
Sr. Unsec’d. Notes	2.850	04/15/25	4,600	4,806,830
				461,922,116

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas Services 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., Sr. Unsec’d. Notes	2.773%	12/15/22	21,720	$22,531,270
Packaging & Containers 1.2%
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A	0.950	02/15/24	11,905	11,846,987
Sr. Sec’d. Notes, 144A(a)	1.570	01/15/26	56,497	55,618,637

Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	0.821	04/15/24	62,445	62,244,928
Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	11,334,569
WRKCo, Inc., Gtd. Notes	3.750	03/15/25	10,190	11,100,240
				152,145,361
Pharmaceuticals 5.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.600	11/21/24	33,329	35,164,933
Sr. Unsec’d. Notes	2.950	11/21/26	58,721	62,509,935
Sr. Unsec’d. Notes	3.600	05/14/25	23,064	25,113,630
Sr. Unsec’d. Notes	3.800	03/15/25	17,883	19,558,109
Sr. Unsec’d. Notes	3.850	06/15/24	36,962	40,174,307
Allergan Funding SCS,
Gtd. Notes	3.450	03/15/22	1,350	1,374,219
Gtd. Notes(a)	3.800	03/15/25	13,136	13,738,952
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A(a)	2.200	07/15/22	14,455	14,651,109
Gtd. Notes, 144A	3.500	06/25/21	20,575	20,664,495
Gtd. Notes, 144A	3.875	12/15/23	9,950	10,725,889
Gtd. Notes, 144A	4.250	12/15/25	4,913	5,470,024
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.894	06/06/22	38,869	39,880,539
Sr. Unsec’d. Notes	3.363	06/06/24	25,000	26,804,443
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	2.750	02/15/23	30,500	31,813,464
Sr. Unsec’d. Notes	2.900	07/26/24	7,477	7,985,542
Sr. Unsec’d. Notes	3.250	02/20/23	11,546	12,133,007
Sr. Unsec’d. Notes	3.875	08/15/25	1,885	2,095,258
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	15,606	15,975,085

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.200%	03/15/23	21,899	$22,996,070
Cigna Corp.,
Gtd. Notes	3.050	11/30/22	14,900	15,470,975
Gtd. Notes	3.250	04/15/25	14,615	15,695,909
Gtd. Notes(a)	3.400	03/01/27	5,000	5,430,960
Gtd. Notes	3.500	06/15/24	7,000	7,546,526
Gtd. Notes	4.500	02/25/26	26,568	30,181,292
Sr. Unsec’d. Notes	1.250	03/15/26	29,810	29,423,331
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.300	08/21/27	19,010	18,300,579
Sr. Unsec’d. Notes	3.700	03/09/23	837	887,806
Sr. Unsec’d. Notes	3.875	07/20/25	19,000	20,999,180
Sr. Unsec’d. Notes	4.300	03/25/28	25,438	28,875,118
Sr. Unsec’d. Notes	5.000	12/01/24	28,966	32,873,056
Sr. Unsec’d. Notes	6.250	06/01/27	1,000	1,234,671

EMD Finance LLC (Germany), Gtd. Notes, 144A	3.250	03/19/25	5,000	5,362,964
Mylan, Inc.,
Gtd. Notes	4.200	11/29/23	5,085	5,490,337
Gtd. Notes, 144A	3.125	01/15/23	26,100	27,190,243
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	31,385	33,002,419
Gtd. Notes	3.200	09/23/26	7,300	7,853,456

Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	2.200	07/21/21	11,082	11,080,269
Utah Acquisition Sub, Inc., Gtd. Notes(a)	3.950	06/15/26	30,330	33,437,654
Viatris, Inc., Gtd. Notes, 144A	2.300	06/22/27	17,625	17,778,620
				756,944,375
Pipelines 2.8%
El Paso Natural Gas Co. LLC, Gtd. Notes	8.625	01/15/22	2,675	2,831,008
Energy Transfer Operating LP,
Gtd. Notes	5.875	01/15/24	64,160	71,463,847
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	12,500,351

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.400	04/01/24	3,675	3,709,328

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Enterprise Products Operating LLC, Gtd. Notes, Series D	4.875%(ff)	08/16/77	9,500	$8,940,673
EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	1,566	1,625,781
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	10,000	10,404,830
Gtd. Notes	4.150	02/01/24	16,886	18,332,250

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	3.200	03/15/25	2,900	3,054,889
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A(a)	3.625	04/01/22	3,165	3,213,662
Gtd. Notes, 144A	3.900	04/01/24	5,090	5,256,022
MPLX LP,
Sr. Unsec’d. Notes	3.375	03/15/23	1,872	1,965,152
Sr. Unsec’d. Notes	4.125	03/01/27	11,570	12,856,692
Sr. Unsec’d. Notes(a)	4.500	07/15/23	7,725	8,317,987
Sr. Unsec’d. Notes	4.875	12/01/24	22,500	25,261,736
Sr. Unsec’d. Notes(a)	4.875	06/01/25	12,500	14,075,637

ONEOK Partners LP, Gtd. Notes	3.375	10/01/22	6,670	6,890,465
ONEOK, Inc., Gtd. Notes	2.750	09/01/24	22,520	23,638,874
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.450	12/15/24	14,860	15,472,692
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	2.850	01/31/23	7,555	7,756,126
Sr. Unsec’d. Notes	3.600	11/01/24	10,000	10,648,976
Sr. Unsec’d. Notes	4.650	10/15/25	16,430	18,034,990

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,988,067
Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	4,487,595
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800	10/15/22	1,500	1,541,066
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.000	07/01/22	13,191	13,524,352
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.350	08/15/22	2,078	2,140,188
Sr. Unsec’d. Notes	4.000	11/15/21	4,559	4,615,919

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	4.300%	03/04/24	22,995	$25,093,871
Sr. Unsec’d. Notes	4.500	11/15/23	10,697	11,657,903
				362,300,929
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	18,000	18,426,101
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	8,250	9,055,005
				27,481,106
Real Estate Investment Trusts (REITs) 2.3%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	3.450	06/01/25	5,774	6,272,700
Brandywine Operating Partnership LP,
Gtd. Notes	3.950	02/15/23	5,450	5,685,300
Gtd. Notes	4.100	10/01/24	15,500	16,545,835

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	13,865	13,603,695
Corporate Office Properties LP, Gtd. Notes(a)	2.250	03/15/26	6,860	6,983,041
Crown Castle International Corp., Sr. Unsec’d. Notes	1.350	07/15/25	8,630	8,607,155
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes	2.900	11/15/24	14,450	15,264,953
Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	26,560,750
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24	15,603	16,512,245
Gtd. Notes	5.250	06/01/25	20,339	22,791,074
Gtd. Notes	5.375	04/15/26	12,355	13,875,664
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes	3.875	04/01/24	3,700	3,921,352
Sr. Unsec’d. Notes, Series D	3.750	10/15/23	33,196	35,030,823
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	4,330,371

Kimco Realty Corp., Sr. Unsec’d. Notes	1.900	03/01/28	35,310	34,509,226
Sabra Health Care LP, Gtd. Notes	4.800	06/01/24	5,315	5,791,265

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Simon Property Group LP, Sr. Unsec’d. Notes	2.000%	09/13/24	16,800	$17,380,857
Spirit Realty LP, Gtd. Notes	2.100	03/15/28	14,165	13,778,406
VEREIT Operating Partnership LP, Gtd. Notes	2.200	06/15/28	11,225	11,020,763
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	6,385	6,657,132
Sr. Unsec’d. Notes	3.625	03/15/24	4,900	5,285,775

Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500	01/15/25	7,400	9,320,080
WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	1,100	1,233,246
				300,961,708
Retail 1.4%
7-Eleven, Inc., Sr. Unsec’d. Notes, 144A	0.800	02/10/24	16,850	16,799,490
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27	5,186	5,632,400
AutoZone, Inc., Sr. Unsec’d. Notes	3.125	04/18/24	28,390	30,264,270
Costco Wholesale Corp., Sr. Unsec’d. Notes(a)	1.375	06/20/27	17,375	17,311,582
Dollar Tree, Inc.,
Sr. Unsec’d. Notes	3.700	05/15/23	12,500	13,277,068
Sr. Unsec’d. Notes(a)	4.000	05/15/25	14,425	15,926,290
Ross Stores, Inc.,
Sr. Unsec’d. Notes	0.875	04/15/26	33,315	32,238,925
Sr. Unsec’d. Notes	4.600	04/15/25	1,955	2,194,652

TJX Cos., Inc. (The), Sr. Unsec’d. Notes(a)	3.750	04/15/27	30,820	34,374,027
Walmart, Inc., Sr. Unsec’d. Notes	2.850	07/08/24	19,540	20,967,799
				188,986,503

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Savings & Loans 0.3%
First Niagara Financial Group, Inc., Sub. Notes	7.250%	12/15/21	12,000	$12,562,693
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A, MTN(a)	3.622(ff)	04/26/23	23,490	24,228,156
				36,790,849
Semiconductors 1.9%
Broadcom, Inc.,
Gtd. Notes	3.459	09/15/26	75,432	80,982,953
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	29,460	29,544,374

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	2.670	09/01/23	84,009	87,590,911
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875	09/01/22	20,800	21,722,069
Gtd. Notes, 144A	4.625	06/01/23	22,975	24,881,813
				244,722,120
Software 1.7%
Citrix Systems, Inc., Sr. Unsec’d. Notes	1.250	03/01/26	24,075	23,726,786
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	14,320	14,082,999
Sr. Unsec’d. Notes	1.650	03/01/28	14,285	13,953,963

Fiserv, Inc., Sr. Unsec’d. Notes	3.800	10/01/23	7,805	8,399,393
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	4,810	4,880,842
Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	7,000,481

Oracle Corp., Sr. Unsec’d. Notes	2.500	04/01/25	88,696	93,033,132
Roper Technologies, Inc.,
Sr. Unsec’d. Notes	1.000	09/15/25	35,570	34,992,253
Sr. Unsec’d. Notes	3.650	09/15/23	14,750	15,805,906
				215,875,755
Telecommunications 3.0%
AT&T, Inc.,
Sr. Unsec’d. Notes(a)	1.650	02/01/28	26,730	25,876,256
Sr. Unsec’d. Notes	1.700	03/25/26	41,430	41,433,687
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	35,683,137

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400%	03/01/27	54,916	$58,114,274
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.000	09/01/24	7,000	7,705,432
NTT Finance Corp. (Japan), Gtd. Notes, 144A(a)	1.162	04/03/26	31,055	30,631,302
Sprint Corp., Gtd. Notes	7.625	02/15/25	6,950	8,290,376
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23	3,125	3,150,196
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A	2.050	02/15/28	6,765	6,635,776
Sr. Sec’d. Notes, 144A(a)	3.500	04/15/25	55,926	60,323,855
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.850	11/20/25	74,040	72,421,567
Sr. Unsec’d. Notes	2.100	03/22/28	31,185	31,286,011
Sr. Unsec’d. Notes	3.376	02/15/25	6,495	7,045,063
Sr. Unsec’d. Notes	3.500	11/01/24	3,505	3,803,012
				392,399,944
Toys/Games/Hobbies 0.2%
Hasbro, Inc., Sr. Unsec’d. Notes	2.600	11/19/22	19,840	20,453,177
Transportation 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	7.000	12/15/25	3,750	4,706,640
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	19,455	21,932,664
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	26,000	27,977,239
				54,616,543

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	1.200%	11/15/25	10,930	$10,737,270
Sr. Unsec’d. Notes, 144A	3.650	07/29/21	3,580	3,608,220
				14,345,490

Total Corporate Bonds (cost $10,855,691,130)				11,110,744,086
Residential Mortgage-Backed Securities 1.2%
MRA Issuance Trust,
Series 2020-01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	1.515(c)	12/08/20	27,001	27,017,222
Series 2020-07, Class A, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	1.715(c)	12/11/21	34,720	34,731,909
Series 2020-08, Class A1X, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)	2.250(c)	09/23/21	24,590	24,603,566
Series 2020-09, Class AX, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 2.250%)^	2.250(c)	05/05/21	25,000	25,000,000

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.924(c)	12/25/22	14,907	14,994,836
Station Place Securitization Trust, Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	1.607(c)	05/20/21	26,580	26,586,783

Total Residential Mortgage-Backed Securities (cost $152,798,620)				152,934,316
U.S. Treasury Obligations(k) 0.1%
U.S. Treasury Notes	1.125	02/28/22	4,200	4,240,195
U.S. Treasury Notes	1.500	08/31/21	6,000	6,035,860
U.S. Treasury Notes	1.750	06/15/22	605	616,958
U.S. Treasury Notes	1.750	12/31/24	295	307,745

Total U.S. Treasury Obligations (cost $11,128,427)				11,200,758

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 6.582%, Maturing 10/30/40 (cost $3,342,000)	132,000	$3,550,800

Total Long-Term Investments (cost $12,608,800,789)		12,868,364,274

Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	92,040,008	92,040,008
PGIM Institutional Money Market Fund (cost $162,123,416; includes $162,099,808 of cash collateral for securities on loan)(b)(wa)	162,258,833	162,177,704

Total Short-Term Investments (cost $254,163,424)		254,217,712

TOTAL INVESTMENTS 100.7% (cost $12,862,964,213)		13,122,581,986
Liabilities in excess of other assets(z) (0.7)%		(94,240,792)

Net Assets 100.0%		$13,028,341,194

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $25,000,000 and 0.2% of net assets.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $159,035,965; cash collateral of $162,099,808 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
7,426	2 Year U.S. Treasury Notes	Jun. 2021	$1,639,115,449	$(1,293,723)
5,495	5 Year U.S. Treasury Notes	Jun. 2021	678,074,428	(3,930,298)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	362,438	(23,870)
				(5,247,891)
Short Positions:
5,486	10 Year U.S. Treasury Notes	Jun. 2021	718,323,125	18,499,426
9	10 Year U.S. Ultra Treasury Notes	Jun. 2021	1,293,187	52,182
37	20 Year U.S. Treasury Bonds	Jun. 2021	5,719,969	275,906
				18,827,514
				$13,579,623

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Teck Resources Ltd.	06/20/23	5.000%(Q)	8,065	$(693,986)	$(765,004)	$(71,018)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eastman Chemical Co.	12/20/23	1.000%(Q)	7,950	$(161,321)	$(107,082)	$(54,239)	Goldman Sachs International
Host Hotels & Resorts LP	12/20/25	1.000%(Q)	4,250	16,086	136,755	(120,669)	Goldman Sachs International
Marriott International, Inc.	06/20/25	1.000%(Q)	3,500	(49,322)	137,323	(186,645)	Morgan Stanley & Co. International PLC
				$(194,557)	$166,996	$(361,553)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of March 31, 2021 (unaudited) (continued)
of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).